CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income/(loss)	¥ 142,436	$ 20,716	¥ (53,600)	¥ 50,843
Adjustments to reconcile net income/(loss) to net cash generated from operating activities:
Depreciation and amortization expenses	58,225	8,469	49,711	69,822
Share-based compensation	18,631	2,710	95,307
Loss/(gain) on disposal of equipment	(94)	(13)	33	16
Amortization of debt issuance cost	8,225	1,196	5,129
Deferred income tax (benefit)/expense	6,740	980	1,151	(4,763)
Changes in operating assets and liabilities:
Prepayments and other current assets	(29,839)	(4,340)	2,617	(16,756)
Accounts receivable, net	112	16	(1,695)
Amounts due from a related party	6,277	913	(6,733)
Inventories	(3,415)	(497)	(2,372)	430
Accounts payable	2,385	347	1,973	1,130
Accrued expenses and other current liabilities	8,308	1,208	47,427	20,520
Income taxes payable	4,242	617	(2,543)	17,959
Deferred revenue and customer advances	181,828	26,446	201,004	111,406
Due to a related party	(20,000)	(2,909)	20,000
Other non-current assets	(9,479)	(1,378)	(7,659)	(3,093)
Other non-current liabilities	5,452	793	350	(6,534)
Net cash generated from operating activities	380,034	55,274	350,100	240,980
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of equipment	100	14	12	190
Purchase of property and equipment	(65,210)	(9,484)	(50,336)	(35,450)
Purchase of intangible assets	(8,780)	(1,277)	(2,743)	(8,317)
Purchase of short-term investments	(405,000)	(58,905)	(390,000)	(615,100)
Proceeds from maturity of short-term investments	405,000	58,905	390,000	616,133
Acquisition of subsidiaries, net of cash acquired	(18,076)	(2,629)
Business acquisition advance payment	(8,909)	(1,296)
Loans to a related party	(150,000)	(21,817)	(150,000)	(280,000)
Repayment of loans to a related party	150,000	21,817	150,000	280,000
Net cash used in investing activities	(100,875)	(14,672)	(53,067)	(42,544)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans, net of issuance costs			573,019	356,887
Principal repayments on loans	(75,924)	(11,043)	(301,639)
Repurchase of ordinary shares	(21,367)	(3,108)
Proceeds from IPO, net of capitalized expenses			437,829
Proceeds from exercise of share options	39,985	5,816
Distribution to a shareholder			(571,807)	(426,016)
Net cash (used in)/generated from financing activities	(57,306)	(8,335)	137,402	(69,129)
Effects of exchange rate changes	10,037	1,460	(6,228)	5,234
Net increase in cash, cash equivalents and restricted cash	231,890	33,727	428,207	134,541
Cash, cash equivalents and restricted cash at beginning of year	1,084,895	157,791	656,688	522,147
Cash, cash equivalents and restricted cash at end of year	1,316,785	191,518	1,084,895	656,688
Supplemental disclosures of cash flow information:
Cash and cash equivalent	1,288,080		1,055,982	639,999
Restricted cash	28,705	4,175	28,913	16,689
Income taxes paid	(55,326)	(8,047)	(53,418)	(25,845)
Interest expense paid	(26,707)	(3,884)	(20,472)	(4,170)
Non-cash investing activities:
Purchase of property and equipment included in accrued expenses and other current liabilities	(8,298)	(1,207)	(9,241)	¥ (7,292)
Consideration for business acquisitions included in accrued expenses and other current liabilities	¥ 2,000	$ 291	¥ 25,980